Basis of preparation and changes in accounting policies	12 Months Ended
Dec. 31, 2023
Basis of preparation and changes in accounting policies
Basis of preparation and changes in accounting policies

2     Basis of preparation and changes in accounting policies

The principal accounting policies applied in the preparation of the consolidated financial statements are set out below. These policies have been consistently applied to all the years presented unless otherwise stated.

2.1  Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with IFRS Accounting Standards (“IFRSs”) issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets measured at fair value through other comprehensive income, financial assets at fair value through profit or loss and derivative financial assets and liabilities, which are carried at fair value and subsequent changes are recognized in the statement of comprehensive income.

The preparation of the consolidated financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4 below.

2.2  Recent accounting pronouncements

(a)   New and amended standards and interpretations adopted by the Group

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing January 1, 2023:

●	IFRS 17 Insurance Contracts
●	Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies
●	Amendments to IAS 8 – Definition of Accounting Estimates
●	Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction
●	Amendment to IAS 12 – International tax reform – pillar two model rules

The amendments listed above did not have material impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

2      Basis of preparation and changes in accounting policies (Continued)

2.2  Recent accounting pronouncements (Continued)

(b)   New standards and amendments to standards and interpretations not yet adopted

Several new standards and amendments to standards and interpretations have been issued but not effective during the year 2023 and have not been early adopted by the Group in preparing these consolidated financial statements:

Effective for annual periods beginning on or after
Amendments to IAS 1 – Classification of Liabilities as Current or Non-current	January 1, 2024
Amendments to IAS 1 – Non-current liabilities with covenants	January 1, 2024
Amendments to IFRS 16 – Lease liability in sale and leaseback	January 1, 2024
Amendments to IAS 7 and IFRS 7 – Supplier finance arrangements	January 1, 2024
Amendments to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined
Amendments to IAS 21 – Lack of Exchangeability	January 1, 2025

The above new standards, new interpretations and amended standards are not expected to have a material impact on the consolidated financial statements of the Group.